Segment Information -- Reconciliation to Condensed Consolidated Financial Statement Amounts (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income	$ 831	$ 403
Interest expense	226	158
Provision for finance receivable losses	197	80
Net interest income after provision for finance receivable losses	408	165
Net gain on sale of SpringCastle interests	167	0
Other revenues	136	52
Acquisition-related transaction and integration expenses	33	3
Other expenses	426	171
Income before provision for income taxes	252	43
Income before provision for income taxes attributable to non-controlling interests	28	33
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.	224	10
Assets	19,134	12,280	$ 21,190
Other assets	664		611
Loans and Leases Receivable, Deferred Income	643		$ 662
Other operating expenses	167	62
Insurance policy benefits and claims	45	16
Operating segments | Consumer and Insurance
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income	849	256
Interest expense	175	40
Provision for finance receivable losses	232	56
Net interest income after provision for finance receivable losses	442	160
Net gain on sale of SpringCastle interests	0
Other revenues	141	51
Acquisition-related transaction and integration expenses	28	0
Other expenses	388	146
Income before provision for income taxes	167	65
Income before provision for income taxes attributable to non-controlling interests	0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.	167	65
Assets	11,352	4,868
Operating segments | Acquisitions and Servicing
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income	102	124
Interest expense	20	23
Provision for finance receivable losses	14	20
Net interest income after provision for finance receivable losses	68	81
Net gain on sale of SpringCastle interests	167
Other revenues	11	19
Acquisition-related transaction and integration expenses	0	0
Other expenses	26	29
Income before provision for income taxes	220	71
Income before provision for income taxes attributable to non-controlling interests	28	33
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.	192	38
Assets	106	2,087
Operating segments | Real Estate
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income	15	18
Interest expense	13	60
Provision for finance receivable losses	2	2
Net interest income after provision for finance receivable losses	0	(44)
Net gain on sale of SpringCastle interests	0
Other revenues	(11)	3
Acquisition-related transaction and integration expenses	0	0
Other expenses	7	7
Income before provision for income taxes	(18)	(48)
Income before provision for income taxes attributable to non-controlling interests	0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.	(18)	(48)
Assets	667	3,613
Other
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income	1	2
Interest expense	0	10
Provision for finance receivable losses	0	0
Net interest income after provision for finance receivable losses	1	(8)
Net gain on sale of SpringCastle interests	0
Other revenues	0	0
Acquisition-related transaction and integration expenses	9	3
Other expenses	(4)	2
Income before provision for income taxes	(4)	(13)
Income before provision for income taxes attributable to non-controlling interests	0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.	(4)	(13)
Assets	293	1,690
Eliminations
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income	0	0
Interest expense	0	(5)
Provision for finance receivable losses	0	0
Net interest income after provision for finance receivable losses	0	5
Net gain on sale of SpringCastle interests	0
Other revenues	(11)	(19)
Acquisition-related transaction and integration expenses	0	0
Other expenses	(11)	(14)
Income before provision for income taxes	0	0
Income before provision for income taxes attributable to non-controlling interests	0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.	0	0
Assets	4,455	0
Segment Reconciling Items [Member]
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income	(136)	3
Interest expense	18	30
Provision for finance receivable losses	(51)	2
Net interest income after provision for finance receivable losses	(103)	(29)
Net gain on sale of SpringCastle interests	0
Other revenues	6	(2)
Acquisition-related transaction and integration expenses	(4)	0
Other expenses	20	1
Income before provision for income taxes	(113)	(32)
Income before provision for income taxes attributable to non-controlling interests	0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.	(113)	(32)
Assets	$ 2,261	22
Restatement Adjustment [Member]
Information about segments as well as reconciliations to consolidated financial statement amounts
Loans and Leases Receivable, Deferred Income		216
New Accounting Pronouncement, Early Adoption, Effect [Member]
Information about segments as well as reconciliations to consolidated financial statement amounts
Other assets		$ 32